JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 90.9%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	29	13,655
Raytheon Technologies Corp.	453	37,134
Textron, Inc.	277	16,124
		66,913
Air Freight & Logistics — 1.1%
FedEx Corp.	82	12,147
United Parcel Service, Inc., Class B	307	49,540
		61,687
Airlines — 0.1%
Southwest Airlines Co. *	126	3,875
Auto Components — 0.1%
Magna International, Inc. (Canada)	150	7,090
Automobiles — 2.3%
General Motors Co.	187	6,000
Rivian Automotive, Inc., Class A *	58	1,911
Tesla, Inc. *	453	120,158
		128,069
Banks — 3.5%
Bank of America Corp.	1,604	48,443
Citigroup, Inc.	253	10,557
Fifth Third Bancorp	643	20,550
SVB Financial Group *	16	5,370
Truist Financial Corp.	397	17,264
US Bancorp	994	40,061
Wells Fargo & Co. (a)	1,408	56,639
		198,884
Beverages — 1.9%
Coca-Cola Co. (The) (a)	1,120	62,746
Constellation Brands, Inc., Class A	90	20,596
PepsiCo, Inc.	138	22,629
		105,971
Biotechnology — 2.7%
AbbVie, Inc.	513	68,864
Biogen, Inc. *	59	15,612
BioMarin Pharmaceutical, Inc. *	40	3,349
Neurocrine Biosciences, Inc. *	40	4,269
Regeneron Pharmaceuticals, Inc. *	48	33,361
Vertex Pharmaceuticals, Inc. *	101	29,264
		154,719
Building Products — 0.8%
Masco Corp.	269	12,558
Trane Technologies plc	219	31,785
		44,343

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.2%
Ameriprise Financial, Inc.	36	8,992
CME Group, Inc.	41	7,233
Intercontinental Exchange, Inc.	259	23,404
Morgan Stanley	297	23,438
Raymond James Financial, Inc.	103	10,230
S&P Global, Inc.	82	25,077
State Street Corp.	147	8,935
T. Rowe Price Group, Inc.	175	18,360
		125,669
Chemicals — 1.7%
Air Products and Chemicals, Inc.	38	8,942
Celanese Corp.	38	3,423
DuPont de Nemours, Inc.	191	9,622
Eastman Chemical Co.	200	14,211
Linde plc (United Kingdom)	143	38,462
PPG Industries, Inc.	179	19,787
		94,447
Commercial Services & Supplies — 0.1%
Cintas Corp.	17	6,742
Communications Equipment — 0.2%
Motorola Solutions, Inc.	42	9,447
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	30	9,783
Consumer Finance — 0.9%
American Express Co.	329	44,450
Capital One Financial Corp.	49	4,505
		48,955
Containers & Packaging — 0.1%
Avery Dennison Corp.	41	6,662
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B * (a)	280	74,672
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	154	5,859
Electric Utilities — 1.7%
Evergy, Inc.	106	6,303
Exelon Corp.	906	33,952
FirstEnergy Corp.	395	14,601
NextEra Energy, Inc.	530	41,587
		96,443
Electrical Equipment — 0.6%
Eaton Corp. plc	240	32,033
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	151	4,371

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.1%
Baker Hughes Co.	195	4,090
Entertainment — 0.6%
Netflix, Inc. *	103	24,297
Walt Disney Co. (The) *	99	9,350
		33,647
Equity Real Estate Investment Trusts (REITs) — 2.4%
Camden Property Trust	149	17,780
Duke Realty Corp.	91	4,394
Equinix, Inc.	25	14,486
Equity LifeStyle Properties, Inc.	157	9,866
Host Hotels & Resorts, Inc.	475	7,546
Kimco Realty Corp.	303	5,569
Prologis, Inc.	306	31,079
SBA Communications Corp.	47	13,348
Sun Communities, Inc.	91	12,313
UDR, Inc.	72	3,011
Ventas, Inc.	431	17,309
		136,701
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	97	45,707
Food Products — 0.4%
Hershey Co. (The)	33	7,313
Mondelez International, Inc., Class A	312	17,110
		24,423
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	272	26,276
Baxter International, Inc.	371	19,965
Boston Scientific Corp. *	582	22,528
Dexcom, Inc. *	28	2,250
Intuitive Surgical, Inc. *	121	22,773
Medtronic plc	242	19,538
Zimmer Biomet Holdings, Inc.	113	11,849
		125,179
Health Care Providers & Services — 3.3%
Centene Corp. *	410	31,868
Elevance Health, Inc.	70	31,932
Humana, Inc.	21	10,366
McKesson Corp.	42	14,286
UnitedHealth Group, Inc. (a)	199	100,335
		188,787
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc. *	15	23,825
Chipotle Mexican Grill, Inc. *	18	26,575
Expedia Group, Inc. *	98	9,208

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	113	15,872
McDonald's Corp.	171	39,444
Royal Caribbean Cruises Ltd. *	36	1,378
Yum! Brands, Inc.	77	8,167
		124,469
Household Durables — 0.5%
Lennar Corp., Class A	273	20,311
PulteGroup, Inc.	41	1,552
Toll Brothers, Inc.	131	5,491
		27,354
Household Products — 1.6%
Colgate-Palmolive Co.	289	20,307
Kimberly-Clark Corp.	149	16,751
Procter & Gamble Co. (The)	407	51,391
		88,449
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	270	45,144
Insurance — 1.8%
Aon plc, Class A	62	16,500
Globe Life, Inc.	25	2,542
Progressive Corp. (The)	334	38,817
Prudential Financial, Inc.	64	5,535
Travelers Cos., Inc. (The)	257	39,342
		102,736
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A * (a)	1,282	122,575
Alphabet, Inc., Class C *	940	90,418
Meta Platforms, Inc., Class A * (a)	450	61,071
ZoomInfo Technologies, Inc., Class A *	139	5,770
		279,834
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc. * (a)	1,644	185,807
IT Services — 3.8%
Accenture plc, Class A	190	48,903
Affirm Holdings, Inc. *	138	2,587
FleetCor Technologies, Inc. *	104	18,355
Mastercard, Inc., Class A (a)	237	67,551
Visa, Inc., Class A	423	75,071
		212,467
Life Sciences Tools & Services — 1.7%
Danaher Corp.	127	32,742
Thermo Fisher Scientific, Inc. (a)	121	61,485
		94,227

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Deere & Co.	131	43,825
Dover Corp.	95	11,037
Ingersoll Rand, Inc.	68	2,938
Otis Worldwide Corp.	282	17,994
Parker-Hannifin Corp.	97	23,523
		99,317
Media — 1.0%
Charter Communications, Inc., Class A *	75	22,704
Comcast Corp., Class A	1,132	33,212
Fox Corp., Class A	56	1,711
Interpublic Group of Cos., Inc. (The)	67	1,723
		59,350
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	205	5,608
Nucor Corp.	64	6,793
		12,401
Multiline Retail — 0.3%
Target Corp.	98	14,500
Multi-Utilities — 1.1%
Ameren Corp.	206	16,626
CenterPoint Energy, Inc.	572	16,126
Sempra Energy	184	27,509
		60,261
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	61	8,783
ConocoPhillips	577	58,994
Coterra Energy, Inc.	395	10,306
Diamondback Energy, Inc.	248	29,921
EOG Resources, Inc.	272	30,364
Exxon Mobil Corp. (a)	809	70,664
Phillips 66	162	13,096
Pioneer Natural Resources Co.	45	9,729
		231,857
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	792	56,297
Eli Lilly & Co. (a)	178	57,735
Johnson & Johnson (a)	311	50,876
Merck & Co., Inc.	381	32,777
Pfizer, Inc.	382	16,708
		214,393

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	60	5,598
Leidos Holdings, Inc.	182	15,898
		21,496
Road & Rail — 0.9%
Norfolk Southern Corp.	136	28,344
Uber Technologies, Inc. *	181	4,800
Union Pacific Corp.	90	17,569
		50,713
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc. *	451	28,600
Analog Devices, Inc.	290	40,341
Applied Materials, Inc.	62	5,045
Lam Research Corp.	102	37,459
Microchip Technology, Inc.	218	13,333
Micron Technology, Inc.	140	7,001
NVIDIA Corp. (a)	380	46,161
NXP Semiconductors NV (China)	246	36,222
QUALCOMM, Inc.	109	12,358
Teradyne, Inc.	88	6,634
Texas Instruments, Inc.	352	54,470
		287,624
Software — 7.8%
Adobe, Inc. *	86	23,554
Fortinet, Inc. *	117	5,769
Intuit, Inc.	94	36,260
Microsoft Corp.	1,465	341,295
Oracle Corp.	189	11,552
Salesforce, Inc. *	86	12,351
Workday, Inc., Class A *	67	10,172
		440,953
Specialty Retail — 2.8%
AutoNation, Inc. *	75	7,587
AutoZone, Inc. *	6	13,336
Best Buy Co., Inc.	252	15,947
Burlington Stores, Inc. *	29	3,288
Home Depot, Inc. (The)	93	25,714
Lowe's Cos., Inc. (a)	291	54,706
O'Reilly Automotive, Inc. *	37	25,727
TJX Cos., Inc. (The)	227	14,076
		160,381
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	2,578	356,262
Seagate Technology Holdings plc	326	17,376
		373,638

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	276	22,968
Tobacco — 0.7%
Altria Group, Inc.	466	18,804
Philip Morris International, Inc.	260	21,637
		40,441
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	202	27,053
Total Common Stocks (Cost $5,985,990)		5,123,001
	NO. OF CONTRACTS
Options Purchased — 8.3%
Put Options Purchased — 8.3%
Index Funds — 8.3%
S&P 500 Index
10/31/2022 at USD 3,905.00, European Style
Notional Amount: USD 5,210,623
Counterparty: Exchange-Traded * (Cost $139,478)	14,532	468,657
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c) (Cost $81,890)	81,890	81,890
Total Investments — 100.6% (Cost $6,207,358)		5,673,548
Liabilities in Excess of Other Assets — (0.6)%		(36,619)
NET ASSETS — 100.0%		5,636,929

Percentages indicated are based on net assets.

Abbreviations
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	475	12/16/2022	USD	85,607	(5,072)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	14,532	USD 5,210,623	USD 4,340.00	10/31/2022	(581)
Written Put Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	14,532	USD 5,210,623	USD 3,290.00	10/31/2022	(47,011)
Total Written Options Contracts (Premiums Received $138,984)						(47,592)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,673,548	$—	$—	$5,673,548
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,072)	$—	$—	$(5,072)
Options Written (a)
Call Options Written	(581)	—	—	(581)
Put Options Written	(47,011)	—	—	(47,011)
Total Depreciation in Other Financial Instruments	$(52,664)	$—	$—	$(52,664)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$212,012	$392,502	$522,624	$—	$—	$81,890	81,890	$504	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.